Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Number of options, outstanding at beginning	13,400
Weighted average exercise price per share, outstanding at beginning	$ 14.55
Weighted average remaining contractual term, outstanding		9 months 25 days
Number of options, exercisable at beginning	13,400
Weighted average exercise price per share, exercisable at beginning	$ 14.55
Weighted average exercise price per share, exercisable		9 months 25 days
Number of options, granted
Weighted average exercise price per share, granted
Number of options, exercised
Weighted average exercise price per share, exercised
Number of options, forfeited	13,400
Weighted average exercise price per share, forfeited	$ 14.55
Number of options, outstanding at ending		13,400
Weighted average exercise price per share, outstanding		$ 14.55
Number of options, exercisable at ending		13,400
Weighted average exercise price per share, exercisable, ending		$ 14.55
Share price	$ 0.67